Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of geographical areas [line items]
Total Revenue	$ 27,186	$ 25,186	$ 25,483
Income (loss) before taxes	10,258	6,348	7,272
Reported net income (loss)	7,754	5,097	5,758
Average Assets	981,140	942,450	833,252
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	15,983	14,515	14,998
Income (loss) before taxes	6,242	3,815	4,218
Reported net income (loss)	4,809	3,021	3,313
Average Assets	544,652	522,155	462,427
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	9,242	8,659	8,282
Income (loss) before taxes	4,224	1,891	2,367
Reported net income (loss)	3,254	1,554	1,903
Average Assets	376,102	361,651	316,983
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	1,961	2,012	2,203
Income (loss) before taxes	(208)	642	687
Reported net income (loss)	(309)	522	542
Average Assets	$ 60,386	$ 58,644	$ 53,842